SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Changes in Discounted Future Net Cash Flows) (Details) (USD $)	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Beginning of the period
Purchase of proved reserves	2,973
Sales of oil and natural gas produced during the period, net of production costs
End of period	$ 2,973